Shareholder Report, Average Annual Return (Details)		11 Months Ended	12 Months Ended
		Aug. 31, 2025	Aug. 31, 2025
C000253970
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MYCF
C000253971
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MYMF
C000253976
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MYCG
C000253972
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MYMG
C000253977
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MYCH
C000253973
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MYMH
C000253978
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MYCI
C000253974
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MYMI
C000253979
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MYCJ
C000253975
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MYMJ
C000253980
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MYCK
C000253981
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MYCL
C000253982
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MYCM
C000253983
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MYCN
Without Sales Load [Member] | C000253970
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	4.33%
Without Sales Load [Member] | C000253971
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]	2.15%
Without Sales Load [Member] | C000253976
Average Annual Return [Line Items]
Average Annual Return, Percent	[3]	3.97%
Without Sales Load [Member] | C000253972
Average Annual Return [Line Items]
Average Annual Return, Percent	[4]	1.40%
Without Sales Load [Member] | C000253977
Average Annual Return [Line Items]
Average Annual Return, Percent	[5]	4.33%
Without Sales Load [Member] | C000253973
Average Annual Return [Line Items]
Average Annual Return, Percent	[6]	0.44%
Without Sales Load [Member] | C000253978
Average Annual Return [Line Items]
Average Annual Return, Percent	[7]	4.21%
Without Sales Load [Member] | C000253974
Average Annual Return [Line Items]
Average Annual Return, Percent	[8]	0.64%
Without Sales Load [Member] | C000253979
Average Annual Return [Line Items]
Average Annual Return, Percent	[9]	4.17%
Without Sales Load [Member] | C000253975
Average Annual Return [Line Items]
Average Annual Return, Percent	[10]	0.65%
Without Sales Load [Member] | C000253980
Average Annual Return [Line Items]
Average Annual Return, Percent	[11]	4.40%
Without Sales Load [Member] | C000253981
Average Annual Return [Line Items]
Average Annual Return, Percent	[12]	3.56%
Without Sales Load [Member] | C000253982
Average Annual Return [Line Items]
Average Annual Return, Percent	[13]	3.45%
Without Sales Load [Member] | C000253983
Average Annual Return [Line Items]
Average Annual Return, Percent	[14]	2.97%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.44%
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent		(0.78%)
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.44%
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent		(0.78%)
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.44%
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent		(0.78%)
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.44%
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent		(0.78%)
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.44%
SPDR ETFs Index: Bloomberg US Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent		(0.78%)
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.44%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.44%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.44%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.44%
SPDR ETFs Index: ICE 2026 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 2026 Maturity U.S. Corporate Index
Average Annual Return, Percent		3.92%
SPDR ETFs Index: ICE 2026 Maturity US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 2026 Maturity U.S. Broad Municipal Index
Average Annual Return, Percent		2.29%
SPDR ETFs Index: ICE 2027 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 2027 Maturity U.S. Corporate Index
Average Annual Return, Percent		3.86%
SPDR ETFs Index: ICE 2027 Maturity US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 2027 Maturity U.S. Broad Municipal Index
Average Annual Return, Percent		2.13%
SPDR ETFs Index: ICE 2028 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 2028 Maturity U.S. Corporate Index
Average Annual Return, Percent		4.25%
SPDR ETFs Index: ICE 2028 Maturity US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 2028 Maturity U.S. Broad Municipal Index
Average Annual Return, Percent		1.99%
SPDR ETFs Index: ICE 2029 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 2029 Maturity U.S. Corporate Index
Average Annual Return, Percent		4.24%
SPDR ETFs Index: ICE 2029 Maturity US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 2029 Maturity U.S. Broad Municipal Index
Average Annual Return, Percent		1.67%
SPDR ETFs Index: ICE 2030 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 2030 Maturity U.S. Corporate Index
Average Annual Return, Percent		4.11%
SPDR ETFs Index: ICE 2030 Maturity US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 2030 Maturity U.S. Broad Municipal Index
Average Annual Return, Percent		1.32%
SPDR ETFs Index: ICE 2031 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 2031 Maturity U.S. Corporate Index
Average Annual Return, Percent		4.53%
SPDR ETFs Index: ICE 2032 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 2032 Maturity U.S. Corporate Index
Average Annual Return, Percent		3.40%
SPDR ETFs Index: ICE 2033 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 2033 Maturity U.S. Corporate Index
Average Annual Return, Percent		3.30%
SPDR ETFs Index: ICE 2034 Maturity US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE 2034 Maturity U.S. Corporate Index
Average Annual Return, Percent		2.95%

[1]	Returns are not annualized.
[2]	Returns are not annualized.
[3]	Returns are not annualized.
[4]	Returns are not annualized.
[5]	Returns are not annualized.
[6]	Returns are not annualized.
[7]	Returns are not annualized.
[8]	Returns are not annualized.
[9]	Returns are not annualized.
[10]	Returns are not annualized.
[11]	Returns are not annualized.
[12]	Returns are not annualized.
[13]	Returns are not annualized.
[14]	Returns are not annualized.